Formation and Business of the Company (Details)	0 Months Ended	12 Months Ended
	Aug. 14, 2007 Unit	Dec. 31, 2013 Operation
Formation and Business of the Company (Textual)
Common stock issued in exchange for partnership units	107
Number of partnership units outstanding	1,122
Number of operation divisions		2